Concentrations and Risks (Tables)	9 Months Ended
Sep. 30, 2022
Telecommunications service provider
Concentrations and Risks
Schedule of concentrations and risks

	For the Nine Months Ended September 30,
	2021	2022
Total number of telecommunications service providers	120	144
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	3	3
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	57%	47%

Credit risk
Concentrations and Risks
Schedule of concentrations and risks

RMB in thousands	December 31, 2021	September 30, 2022
Distribution channel A	171,680	N/A